Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Balance at beginning of year	$ 8	$ 3
Provision for receivables impairment		7
Receivables written off during the year as uncollectible	(1)	(2)
Balance at end of year	$ 7	$ 8